RISK MANAGEMENT - Credit concentration by economic group (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Loans and advances	$ 269,923,739	$ 220,323,483
20 largest economic groups
RISK MANAGEMENT
Loans and advances	$ 33,413,000	$ 24,706,000